Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustment of reversal of provision for staff severance indemnities	$ 0	$ 0	$ 3,575
Adjust previous year application method of participation	501	(826)	0
Sale of investments in associates	0	7,636	0
Provision for staff severance indemnities	192	(6,300)	0
Other gains (losses)	(150)	169	185
Total	$ 543	$ 679	$ 3,760